Share Based Compensation (Details) - Schedule of Activities for our Unvested Options - Equity Option [Member] - $ / shares	3 Months Ended				12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Activities for our Unvested Options [Line Items]
Number of Shares, Beginning Balance			696,000		1,562,500
Weighted average Grant Date Fair Value Per Share, Beginning Balance			$ 0.53		$ 0.49
Number of Shares, Granted					704,701
Weighted average Grant Date Fair Value Per Share, Granted	$ 3.9		$ 3.6	$ 3.6	$ 0.29	$ 0.4
Number of Shares, Vested		(18,657)	(54,663)		(944,000)
Weighted average Grant Date Fair Value Per Share, Vested		$ 6.4	$ 5.1		$ 0.38
Number of Shares, Forfeited					(627,201)
Weighted average Grant Date Fair Value Per Share, Forfeited					$ 0.42
Number of Shares, Ending Balance					696,000	1,562,500
Weighted average Grant Date Fair Value Per Share, Ending Balance					$ 0.53	$ 0.49